Factoring Line of Credit (Narrative) (Details)	6 Months Ended
Jul. 31, 2015 USD ($)
Factoring Line Of Credit 1	$ 750,000
Factoring Line Of Credit 2	80.00%
Factoring Line Of Credit 3	60.00%
Factoring Line Of Credit 4	100.00%
Factoring Line Of Credit 5	$ 500,000
Factoring Line Of Credit 6	0.90%
Factoring Line Of Credit 7	$ 10,353
Factoring Line Of Credit 8	10,353
Factoring Line Of Credit 9	0
Factoring Line Of Credit 10	$ 0
Factoring Line Of Credit 11	5.50%
Factoring Line Of Credit 12	2.00%
Factoring Line Of Credit 13	1.00%
Factoring Line Of Credit 14	$ 401,466
Factoring Line Of Credit 15	$ 0